Income Taxes (Details) - Schedule of income taxes expenses computed at the Hong Kong statutory tax rate - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Taxes Expenses Computed At The Hong Kong Statutory Tax Rate Abstract
Net income (loss) before tax	$ (27,114,293)	$ 4,920,167	$ (20,116,938)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(4,473,859)	811,828	(3,319,294)
Impact of different tax rates in other jurisdictions	(214,135)	(18,869)	(91,623)
Non-taxable income	(716,628)	(4,281,521)	(389,714)
Non-deductible expenses	1,992,463	79,200	702,433
Change in valuation allowance	3,412,159	3,409,362	3,098,198
Effective income tax expense